COLUMBIA FUNDS SERIES TRUST

Supplement dated April 15, 2011 to the following Statement of Additional Information (the “SAI”)

Columbia Asset Allocation Fund II	Columbia Marsico International Opportunities Fund
Columbia California Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund
Columbia Convertible Securities Fund	Columbia Masters International Equity Portfolio
Columbia Georgia Intermediate Municipal Bond Fund	Columbia Mid Cap Index Fund
Columbia Global Value Fund	Columbia Mid Cap Value Fund
Columbia International Value Fund	Columbia Multi-Advisor International Equity Fund
Columbia Large Cap Core Fund	Columbia North Carolina Intermediate Municipal Bond Fund
Columbia Large Cap Enhanced Core Fund	Columbia Overseas Value Fund
Columbia Large Cap Index Fund	Columbia Short Term Bond Fund
Columbia Large Cap Value Fund	Columbia Short Term Municipal Bond Fund
Columbia LifeGoal® Balanced Growth Portfolio	Columbia Small Cap Growth Fund II
Columbia LifeGoal® Growth Portfolio	Columbia Small Cap Index Fund
Columbia LifeGoal® Income and Growth Portfolio	Columbia Small Cap Value Fund II
Columbia LifeGoal® Income Portfolio	Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Marsico 21st Century Fund	Columbia Virginia Intermediate Municipal Bond Fund
Columbia Marsico Focused Equities Fund	Corporate Bond Portfolio
Columbia Marsico Global Fund	Mortgage- and Asset-Backed Portfolio
Columbia Marsico Growth Fund

Supplement to the SAI dated March 30, 2011

As of the date of this Supplement, the SAI for each of the Funds set forth above is supplemented as follows:

The following section is inserted before Purchase, Redemption and Pricing of Shares – Purchase and Redemption – Anti-Money Laundering Compliance:

Minimum Initial Investment in Class Z Shares

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements described in the prospectuses, as supplemented. In addition to the categories of Class Z investors described in the prospectuses, as supplemented, the minimum initial investment in Class Z shares is as follows:

There is no minimum initial investment in Class Z shares for any health savings account sponsored by a third party platform, including those sponsored by affiliates of Bank of America.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

Shareholders should retain this Supplement for future reference.

C-6518-2 A (4/11)